Jun. 18, 2018
Principal Funds, Inc.

Supplement dated June 18, 2018
to the Statutory Prospectus dated March 1, 2018

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Principal Funds Inc | Global Diversified Income Fund [Member] | Global Diversified Income Fund, Class T
GLOBAL DIVERSIFIED INCOME FUND
On June 12, 2018, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the redemption and termination of Class T Shares. Effective June 15, 2018, Class T Shares of the Fund will no longer be available for purchase, and the Distribution and/or Service (12b-1) Fees for Class T will be eliminated. Following the close of business on or about August 24, 2018, Class T Shares of the Fund will be redeemed at net asset value without the imposition of a sales charge or any other charge, proceeds will be sent to shareholders of record, and the share class will terminate.

Delete the third paragraph under Principal Investment Strategies and replace with the following:
In managing the Fund, Principal Global Investors, LLC ("PGI"), the Fund’s investment advisor, determines the Fund's strategic asset allocation among the following general investment categories, which are executed by PGI and multiple sub-advisors: high yield, preferred securities, emerging market debt, global real estate, commercial mortgage-backed securities, global value equity, and publicly-traded infrastructure. The Fund seeks to provide yield by having those selecting investments for the Fund focus on those securities offering the best potential for yield, taking risk into consideration, within their respective investment categories. PGI has considerable latitude in allocating the Fund's assets. The Fund will use strategies and sub-advisors to varying degrees and may change allocations, add new or eliminate existing strategies and sub-advisors, and temporarily or permanently reduce allocations from time to time such that the Fund would have little or no assets allocated to a particular strategy or sub-advisor.